Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,242,400
Previously Paid Amount	0.00
Total Fee Amount	2,657.38
Total Offset Amount	0.00
Net Fee	2,657.38
Narrative - Max Aggregate Offering Price	$ 19,242,400
Final Prospectus	true